Short-Term Deposits and Restricted Cash	12 Months Ended
Dec. 31, 2022
Disclosure Of Short Term Investments And Deposits Abstract
Short Term Deposits And Restricted Cash
Note 6 – Short-Term Deposits and Restricted Cash

	As at December 31,
	2022	2021
	$ Thousands
Short-term deposits with bank and others	35,662	50
Short-term restricted cash	10,328	179
	45,990	229

The Group held short-term deposits and restricted cash which are of investment grade based on Standard and Poor’s Ratings.